Warrants and Options (Details) - Schedule of options outstanding - Stock Options [Member]	12 Months Ended
Jan. 31, 2020 USD ($) $ / shares shares
Warrants and Options (Details) - Schedule of options outstanding [Line Items]
Shares, Outstanding, Beginning Balance (in Shares) | shares
Exercise Price, Outstanding, Beginning Balance (in Dollars per share) | $ / shares
Remaining Life, Outstanding, Beginning Balance
Intrinsic Value, Outstanding, Beginning Balance
Shares, Granted (in Shares) | shares	25,000
Exercise Price, Granted (in Dollars per share) | $ / shares	$ 25.64
Remaining Life, Granted	18 days
Intrinsic Value, Granted	$ 232,750
Shares, Expired (in Shares) | shares	(25,000)
Exercise Price, Expired (in Dollars per share) | $ / shares	$ 25.64
Remaining Life, Expired
Intrinsic Value, Expired
Shares, Exercised (in Shares) | shares
Exercise Price, Exercised (in Dollars per share) | $ / shares
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding, Ending Balance
Exercise Price, Outstanding, Ending Balance (in Dollars per share) | $ / shares
Remaining Life, Outstanding, Ending Balance
Intrinsic Value, Outstanding, Ending Balance
Shares, Exercisable (in Shares) | shares
Exercise Price, Exercisable (in Dollars per share) | $ / shares
Remaining Life, Exercisable
Intrinsic Value, Exercisable